AUDIT AND OTHER SERVICES - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Audit Fees And Non Audit Fees [Line Items]
Non-audit fees - Audit fees per US Securities and Exchange Commission guidance	£ 200,000	£ 200,000	£ 300,000
Non-audit fees - Audit related fees per US Securities and Exchange Commission guidance	2,500,000	2,000,000.0	1,000,000.0
Non-audit fees - All other fees per US Securities and Exchange Commission guidance	93,300	48,300	12,550
Audit fees payable for statutory audit	14,300,000	14,400,000	14,500,000
Incremental work, audit of Banco Santander
Disclosure Of Audit Fees And Non Audit Fees [Line Items]
Audit fees payable for statutory audit	£ 1,800,000	£ 1,800,000	£ 1,600,000